AS FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
ON 04/15/99

FILE NOS: 811-08617
333-47541

                    SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [  ]
Pre-Effective Amendment No.    [  ]
Post-Effective Amendment No.   [ 3]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                         [  ]
Amendment No.  [9]

(Check appropriate box or boxes.)



                         HUGHES FUNDS, INC.
        (Exact name of Registrant as Specified in Charter)

                            741 Cox Road
                      Moorestown, NJ  08057
            (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code:
                         609-234-3903


                      MR. CHARLES J. HUGHES
                      741 COX ROAD
                      MOORESTOWN, NJ  08057
            (Name and Address of Agent for Service)


Please send copy of communications to:
DAVID D. JONES, ESQUIRE
518 Kimberton Road, # 134
Phoenixville, Pennsylvania 19460
610-718-5381


Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/  /     immediately upon filing pursuant to paragraph (b)
/  /     on (date) pursuant to paragraph (b)
/  /     60 days after filing pursuant to paragraph (a)(1)
/  /     on (date) pursuant to paragraph (a)(1)
/ X/     75 days after filing pursuant to paragraph (a)(2)
/  /     on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.



THE HUGHES GROWTH FUND
THE HUGHES TECHNOLOGY FUND
THE HUGHES HEALTH CARE FUND
THE HUGHES FINANCIAL SERVICES FUND

CROSS-REFERENCE SHEET
(As required by Rule 495)

Item No. on Form N-1A                        Caption or Subheading in Prospectus
                                             or Statement of Additional
Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

1. Front and Back Cover Pages.                  Cover Page; Back Cover Page

2. Risk/Return Summary: Investments,            Risk/Return Summary; Fees and
    Risks, and Performance.                     Expenses

3. Risk/Return Summary/ Fee Table.              Fees and Expenses

4. Investment Objectives, Principal             Risk/Return Summary; Investment
   Investment Strategies, and Related           Objectives and Policies
    Risks

5. Management's Discussion of                   Not Applicable
     Fund Performance

6. Management, Organization and                 Investment Adviser; General
    Capital Structure                           Information

7. Shareholder Information                      Investing in the Fund; How to
                                                Sell (Redeem) Your Shares;
                                                Distribution Fee; Federal Taxes;
                                                General Information; Dividends
                                                and Distributions

8. Distribution Arrangements                    Not Applicable

9. Financial Highlights Information             Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page and Table of Contents            Cover Page;  Table of Contents

11. Fund History                                Management of the Fund

12. Description of the Fund and its             Investment Policies and
    Investment and Risks                        Restrictions

13. Management of the Fund.                     Investment Adviser; Directors
                                                and Officers

14. Control Persons and Principal               Directors and Officers;
    Holders of Securities                       Principal Holders of Securities

15. Investment Advisory and other               Investment Adviser; Custodian;
    Services                                    Transfer Agent; Administration

16. Brokerage Allocation and Other
    Practices                                   Portfolio Transactions

17. Capital Stock and Other                     Portfolio Transactions
      Securities.

18. Purchase, Redemption and Pricing            Purchasing and Redeeming Shares
    of Securities Being Offered

19. Taxation of the Fund.                       Tax Information

20. Underwriters                                Transfer Agent; Administration
    and Transfer Agents

21. Calculations of Performance Data            Performance Information

22. Financial Statements                        Financial Statements.


                                 PART C
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
______________________________________________________________________________

                                 PART A

THE HUGHES GROWTH FUND
THE HUGHES TECHNOLOGY FUND
THE HUGHES HEALTH CARE FUND
THE HUGHES FINANCIAL SERVICES FUND

Separate Portfolios of Hughes Funds, Inc.
741 Cox Road
Moorestown, NJ  08057



                             PROSPECTUS
                            July 1, 1999

Each Fund described in this Prospectus seeks to achieve capital growth by using different investment strategies and concentrating on different sectors of the economy. The Funds are offered by Hughes Funds, Inc. (the "Company"), an open-end, diversified management investment company.

The Funds offer two classes of shares so that you can choose the type of shares that best suits your investment needs: Class A shares, with a 3.75% front end sales load and a No-Load Class that requires an initial minimum investment of $5,000.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Risk/Return Summary
Fees And Expenses
Investment Objectives And Policies
Investing In The Fund
How To Sell (Redeem) Shares
Dividends and Distributions
Management of the Fund
Federal Taxes
General Information
Financial Highlights
--------------------------------------------------------------------------------

                           RISK/RETURN SUMMARY

Investment Objective
Each Fund's investment objective is growth of capital.

Principal Investment Strategies
The Hughes Growth Fund seeks to achieve its objective by normally investing at least 65% of its net assets in a diversified group of common stocks and securities convertible into common stocks. The Fund invests in companies that appear to have above-average prospects for long-term capital growth. The Fund may invest in companies of any size and industry, so long as the company satisfies the investment adviser's criteria for growth potential.

The Hughes Technology Fund seeks to achieve its investment objective by normally investing at least 65% of its total assets in securities of companies that the Fund's investment adviser believes will benefit significantly from advances or improvements in technology. These companies may not be exclusively in the technology sector, but their business is significantly impacted by technological progress.

The Hughes Health Care Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets in companies that are involved in the provision of health care services.

The Hughes Financial Services Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets in companies that are in the banking, thrift, investment and financial service industries.

Hughes Investment Advisors, LLC is the investment adviser to each Fund (the "Advisor") and is responsible for choosing the investments for each Fund.

In choosing securities for the Funds' portfolios, the Advisor conducts extensive fundamental security analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share. The Advisor favors companies that have shown above average book value growth on both a five- and ten-year basis, exhibit sound finances and demonstrate above-average long term earnings prospects. The Fund may diversify its holdings among many different companies and industries which meet the Advisor's criteria for growth.

Investment Rationale
The Technology, Health Care and Financial Services Funds are each designed to expose the investor to different sectors of the economy. Each of the chosen sectors has had a history of above-average growth. The Growth Fund is designed to allow an investor to invest in a wide range of companies and industry sectors, all of which are chosen for their future growth potential.

Principal Risks
Stock Market Risks. Each Fund invests primarily in common stock, so each of the Funds will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Small-Cap Stocks Risks. Each Fund may invest in small-cap companies (less than $1 billion in market capitalization). These companies are relatively smaller, engaged in business mostly within their own geographic region, and may be less well-known to the investment community. Because the Funds invest in small-cap companies, price risk may be increased. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more violently to changes in the marketplace.

Year 2000 Risks: As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

General Risks. You may lose money by investing in the Funds. Your risk of loss is greater if you hold your investment for shorter time periods. The Funds may be appropriate for long-term investors who understand the potential risks and rewards of investing in common stocks. The value of the Funds' investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. The Funds have no operating history, and this may pose additional risks. When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that the Funds can achieve their investment objectives, since all investments are inherently subject to market risk.

Risks Relating to Specific Funds

Technology Fund Risks. Although The Hughes Technology Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Health Care Fund Risks. The Hughes Health Care Fund concentrates its investments in companies that are involved in health care. These companies include hospitals, insurance companies, pharmaceutical companies, and medical device companies. As a result of the Fund's concentration in this industry, the Fund will be particularly vulnerable to adverse changes to the industry. The health care industry is heavily regulated. Changes in regulations and laws that negatively impact these companies will have a greater impact on the Fund than if the Fund were invested in a broader variety of securities. In addition, because of the rapid pace of technological developments, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies. Also, because of the population demographics of the nation and the aging of America's population, the industry may undergo significant changes to adjust to the changing health care needs of the country, and the Fund will be impacted by those changes.

Financial Services Fund Risks. The Hughes Financial Services Fund concentrates its investments in companies that are involved in the financial sector of the economy. These companies include banks, thrifts, insurance companies, brokerage companies, financing companies, investment management and investment banking firms. As a result of the Fund's concentration in this industry, the Fund will be particularly vulnerable to adverse changes to the industry. The financial services industry is heavily regulated. Changes in regulations and laws that negatively impact these companies will have a greater impact on the Fund than if the Fund were invested in a broader variety of securities. Changes in the strength of the nation's economy and changes in the investing, spending and savings habits of people have a significant effect on these companies. Also, changes in interest rates can have a negative impact on these companies.

                         FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Funds. The normal expenses and fees of each Fund are identical, no matter which Fund you choose.

Shareholder Fees:                               Class A        No-Load
(fees paid directly from your investment)

1.  Maximum Sales Charges
Imposed on Purchases                             3.75%          NONE
(as a percentage of offering price)

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)   Class A        No-Load

Management Fees(1)                               1.00%          1.00%

12b-1 Fees                                       NONE           NONE

Other Expenses(2)                                0.25%          0.25%
                                                -------         ------
Total Annual Fund Operating Expenses             1.25%          1.25%

1. The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating expenses to exceed 1.25% for the Class A or No-Load Class Shares. The Adviser may revise or cancel these expense limitations at any time and will notify you by letter not less than 30 days prior to any such change.

2. Because the Funds have not yet completed their first year of investment operations, "Other Expenses" are estimated.

Example: This example is intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in any Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses that were described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Time Period                             Class A       No-Load

One Year                                 $502          $132

Three Years                              $771          $412



                INVESTMENT OBJECTIVES AND POLICIES

Information concerning the Fund's principal investment objectives and strategies is set forth in the Risk/Return Summary above. What follows is additional information concerning how the Funds invest and what kind of other securities the Funds may invest in. If the risks of investing in certain kinds of securities has not already been discussed, the risks of those securities is also set forth in this Section.

The Adviser will allocate Fund assets among securities of particular issuers and industry groups, based on the Advisor's analysis as to the best values currently available in the marketplace. Elements included in that analysis are, by way of example, a company's price value relative to its industry peers, its history of dividend payments and capital growth, its ability to show strong and consistent book value growth over the long term, and other technical and fundamental analytical factors. The Advisor will, based on the its analysis, purchase securities that appear to be undervalued in relation to the long-term earning power or asset value of their issuers. Consistent earnings and book value growth are also important factors.

The Hughes Technology Fund seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the Advisor believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Hughes Technology Fund will not concentrate its investments in any particular industry or group of related industries. As a result, the Advisor may have more flexibility to find companies that it believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as: aerospace/ defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

The Hughes Health Care Fund seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that are involved in the health care sector of the economy. These companies include hospitals, insurance companies, pharmaceutical companies, and medical device companies.

The Hughes Financial Services Fund seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that are involved in the financial sector of the economy. These companies include banks, thrifts, insurance companies, financing companies, investment management,brokerage companies and investment banking firms.

The Technology Fund, Health Care Fund, and Financial Services Funds are each non-diversified funds. Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of a Fund.

The Technology Fund, Health Care Fund, and Financial Services Funds each will or may concentrate in certain industry sectors. Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the health care and financial services sectors, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which The Hughes Technology Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility.

The Hughes Health Care and Financial Services Funds invest in a concentrated portfolio, which may result in greater exposure to related industries. As a result, these Funds may be more volatile than a less concentrated portfolio. Although The Hughes Technology Fund does not "concentrate" in a specific group of industries, it may at times have significant exposure to companies in a variety of technology-related industries.

The Hughes Growth Fund seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that appear to have above-average prospects for long-term capital growth. The Fund may invest in companies of any size and industry. This Fund does not concentrate its investments in a single industry or economic sector. Because it invests in a wide range of companies and securities, it is a diversified fund.

All of the Funds may invest in the following securities.

Common Stock
The Funds seek to realize capital appreciation by investing in common stocks that are, in the Adviser's opinion, undervalued in the market. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors.

Futures and Options On Securities
The Fund may purchase futures contracts relating to equity, debt and index securities, write (i.e. sell) covered put and call options, and purchase put and call options, on equity, debt and index securities. The Fund intends to use futures and options transactions to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, and to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index.

Risk Factors. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market.

Preferred Stock
The Funds may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Foreign Securities
The Funds may invest in securities of foreign issuers which are publicly traded on U.S. exchanges either directly or in the form of American Depository Receipts
(ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Risk Factors of Foreign Securities
Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Further, foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Money Market Funds
The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Funds net assets and/or 3% of any one investment company's outstanding securities.

Money Market Instruments
The Fund may invest in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities, and
repurchase agreements backed by U.S. Government securities, and cash.   For
temporary defensive purposes, the Fund may invest up to 100% of its total assets in money market instruments. To the extent and for the time period that the Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Risks of Money Market Instruments
Money Market Instruments are generally fixed-income debt instruments. Accordingly, the primary risks involved in these securities is interest rate risk and credit risk. Interest Rate risk is the risk to the value of an instrument due to changes in the overall rates of interest. Debt instrument prices generally fall when interest rates rise. In addition, the longer a security has until it matures, the more severely its price will decline for any given change in interest rates. Credit risk is the risk to the value of a security due to changes in the creditworthiness of the issuing entity. The value of a security may decline if the credit rating of the issuing entity declines. To minimize interest rate risk to the Fund, the Fund will only invest in securities with a remaining maturity of not greater than 397 days. To minimize credit rate risk, the Fund will only invest in securities rate "A" or better by Standard & Poors, or an equivalent rating by another nationally recognized rating agency.

Restricted And Illiquid Securities
No Fund will invest more than 15% of its net assets in securities that the Advisor determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions.

When-Issued Securities And Delayed-Delivery Transactions
The Funds may purchase securities on a when-issued basis, and they may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. The Funds may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to a Fund that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, each Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

A complete listing of the Funds' investment restrictions, including those that may be changed only by a vote of a Fund's shareholders, may be found in the Statement of Additional Information ("SAI") for the Funds.

                         MANAGEMENT OF THE FUND

The business affairs of each Fund are managed under the general supervision of a Board of Directors.

Investment Adviser
The Company has entered into an Investment Advisory Contract (the "Contract") with Hughes Investment Advisors LLC, (the "Adviser"), 741 Cox Road, Moorestown NJ 08057.

Charles J. Hughes is the president of the Adviser and is responsible for all its investment decisions, including the day-to-day management of the Funds. Mr. Hughes also serves as the President and as a Director of the Company. The Adviser manages the investment of the assets of the Funds in accordance with each Fund's investment objective, policies, and restrictions. The Adviser was formed on December 9, 1997 and registered as an Investment Advisory Firm with the Securities and Exchange Commission on March 13, 1998. The Advisor formerly operated as Hughes Trading L.L.C., and developed financial futures and timing model software for equity trading.

Mr. Hughes is the portfolio manager for the Funds. Mr. Hughes has been providing investment advice to the Funds since their inception. From 1994 through 1997, Mr. Hughes developed and implemented futures trading programs when the Advisor operated as Hughes Trading, LLC. During this period, he acted as a private investor for himself and members of his family. In addition, Mr. Hughes has been a commercial airline pilot for American Airlines since 1988. Although Mr. Hughes has extensive experience managing portfolios for himself and his family, Mr. Hughes does not have any previous experience in providing investment management services to any registered investment company.

The Adviser receives from each Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of each Fund's net assets.

Operating Services Agreement; the Company has also entered into an Operating Services Agreement with the Adviser where the Adviser will provide, or arrange to provide, essentially all other services needed to each Fund. These services include transfer agent, accounting, distribution and custodial services. The effect of the Investment Advisory Agreement and the Operating Services Agreement is to cap each Fund's normal operating expenses. These contracts do not cover expenses incurred by a Fund for taxes, interest, brokerage fees, legal expenses for litigation, and other extraordinary expenses.

The Adviser receives from each Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of each Fund's net assets.

Under these agreements, the Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, and related bookkeeping.

                        INVESTING IN THE FUND

Determination of Share Price
Shares of the Funds are offered at the public offering price for each share class. The public offering price for Class A and No-Load shares of the Funds is based upon each Fund's net asset value per share. Net asset value per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of each Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of each Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time. The public offering price for Class A shares is the NAV plus a maximum sales charge of 3.75% of your investment. you should be aware that each Fund may invest in foreign securities. Foreign securities sometimes trade on exchanges that are open on days when the new York Stock Exchange is closed. Accordingly, when a Fund is investing in such securities, the NAV on your shares could change on days when you cannot purchase or redeem shares.

Opening And Adding To Your Account
You can invest directly in the Funds in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-800-446-2987. You may also purchase Fund shares through broker-dealers or other financial organizations.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that Fund management reserves the right to reject any purchase order for Fund shares if, in the Fund's opinion, such an order would cause a material detriment to existing shareholders. Your purchase of Fund shares is subject to the following minimum investment amounts:

Minimum Investment     To Open Account            Additional Investments
                       ---------------            ----------------------
Class A Shares
Regular Account            $2,500                        $500
IRAs                       $2,500                        $500


No-Load Shares
Regular Accounts           $5,000                        $500
IRA's                      $2,500                        $500



                           TO OPEN AN ACCOUNT
By Mail.  Complete an Account Registration Form. Make a check payable the
Hughes Fund that you have selected, and mail the Form and check to Hughes
Funds, Inc. c/o Mutual Shareholder Services, 1301 East Ninth Street, Suite 3600, Cleveland, OH 44114.

By Wire. Ask your bank to wire funds to the Account of UMB Bank, N.A. ABA#:101000695
Credit: Hughes Funds, Inc.
Account #:744007006
Further credit:  The Hughes [NAME] Fund.
The wire should state that the purchase is to be in your name(s). Include your name(s), address and taxpayer identification number or Social Security number and the name of the Fund in which you are purchasing shares.
Call 1-800-446-2987 to inform us that a wire is being sent.

By Telephone. Telephone transactions may not be used for initial purchases.
If you want to make subsequent transactions via telephone, call 1-800-446-2987 to make your purchase.

Hughes Funds, Inc. wants you to be kept current regarding the status of your account in the Fund. To assist you, the following statements and reports will be sent to you:

Confirmation Statements - After every transaction that affects your account balance or your account registration.

Financial Reports - Semi-annually. To reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

Purchase By Mail
Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your chosen Fund's net asset value calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

The Company does not consider the U.S. Postal Service or any other independent delivery service to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's address, of purchase applications or redemption requests does not constitute receipt by the Custodian or the Fund. Correspondence mailed by overnight courier should be sent to the Fund at:

                    Mutual Shareholder Services
                    1301 East Ninth Street, Suite 3600
                    Cleveland, OH  44114

All applications to purchase shares of the Funds are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

By Financial Service Organization
If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Telephone Purchases
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Mutual Shareholder Services, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Wire Purchases
If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Miscellaneous Purchase Information
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

                  HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
Sale requests should be mailed via U.S. mail or overnight courier service to:

          Mutual Shareholder Services
          1301 East Ninth Street, Suite 3600
          Cleveland, OH  44114

The selling price of the shares being redeemed will be your Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i) if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Mutual Shareholder Services within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $2,500 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
You may redeem your shares in any Fund by calling the Transfer Agent at 1-800-446-2987 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

By Wire
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

Redemption At The Option Of The Fund
If the value of the shares in your account falls to less than $1000, the Company may notify you that, unless your account is increased to $1000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $1000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                      DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from net investment income. Net investment income will be distributed at least annually. A Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. The Funds may make distributions of net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of your Fund.

You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

                              FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Funds. The following is only a short summary of the important tax considerations generally affecting the Funds and their shareholders. You should consult your tax adviser with specific reference to your own tax situation.

Each Fund will seek to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue code of 1986, as amended ("Code").
Because of the investment strategies of the Funds, there can be no assurance that the Funds will qualify as RICs. If the Funds so qualify and satisfy the distribution requirement under the Code for a taxable year, the Funds will not be subject to Federal income tax on the part of their investment company taxable income (generally consisting of net investment income and net short-term capital gains) and net capital gain (the excess of net long-term capital gain over short-term capital loss) they distribute to their shareholders for that year. If the Funds fails to qualify as a RIC for any taxable year, their taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and they will not receive a deduction for distributions to their shareholders.

Before you purchase shares of a Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When a Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may also be subject to state and local taxes.

You may realize a taxable gain or loss when redeeming shares of a Fund depending on the difference in the prices at which you purchased and sold the shares.

Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

                           GENERAL INFORMATION

Total return for each Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                        FINANCIAL HIGHLIGHTS

The Funds are being offered for the first time via this prospectus. Accordingly, they have not yet acquired an operating history. Financial information on each of the Funds will be available in the Company's next semi-annual report, dated December 31, 1999.

                        FOR MORE INFORMATION

Additional information about the Funds will be available in the Fund's next semi-annual report to shareholders. In the Fund's semi-annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its first six months of operations.

Statement of Additional Information (SAI)
The SAI contains more detailed Information on all aspects of the Fund. A current SAI, dated July 1, 1999, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus. To request a free copy of the SAI, please contact the Fund. Or you may obtain these documents from the SEC: In person, at the SEC's Public Reference Room in Washington, D.C.;
By Phone, 1-800-SEC-0330; By Mail, Public Reference Section, Securities and Exchange Commission, Washington DC 20549-6009 (duplicating fee required)



The Hughes Growth Fund          The Hughes Technology Fund
The Hughes Health Care Fund     The Hughes Financial Services Fund
c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 3600
Cleveland, OH  44114

Investment Company Act No.
811-08617


                 STATEMENT OF ADDITIONAL INFORMATION
                        Dated July 1, 1999

HUGHES FUNDS, INC.
741 Cox Road
Moorestown NJ  08057

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Hughes Growth Fund, Hughes Technology Fund, Hughes Health Care Fund, and Hughes Financial Services Fund, dated July 1, 1999. Requests for copies of the Prospectus should be made by writing to Hughes Funds, Inc., 741 Cox Road, Moorestown NJ 08057 or by calling 609-234-3903.

                            TABLE OF CONTENTS
Hughes Funds, Inc.                              Fund Service Providers
Investment Policies and Restrictions            Custodian
Investment Adviser                              Transfer Agent
Directors and Officers                          Administration
Performance Information                         Independent Accountants
Purchasing and Redeeming Shares                 Independent Auditors Report*
Tax Information                                 Financial Statements*
Portfolio Transactions                          Principal Holders of Securities

* to be filed by amendment


                            HUGHES FUNDS, INC.

Hughes Funds, Inc (the "Company") was organized on December 15, 1997 as a Maryland corporation, and is a mutual fund of the type known as an open-end, diversified management investment company. It did not begin operations until 1998 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and
enjoy other advantages traditionally   reserved  for  large  investors.   The
Company is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 5,000,000 shares each of The Hughes Growth Fund, Hughes Technology Fund, Hughes Health Care Fund, and Hughes Financial Services Fund which are offered by this prospectus. Each Fund's shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Funds.

              INVESTMENT POLICIES AND RESTRICTIONS
The Funds investment objectives and the manner in which the Funds pursue their investment objectives are discussed in the prospectus. The investment limitations and restrictions of all the Funds, as well as those that apply to specific Funds, are listed below:

1. (The Hughes Growth Fund Only) To the extent of 75% of its net assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. (Financial Services Fund) Invest less than 65% of its assets (valued at time of investment) in securities of Financial Services Companies (as that term is defined in the Prospectus), except for temporary or defensive purposes;

3. (Technology Fund) Invest less than 65% of its assets (valued at time of investment) in securities of companies that the Fund's investment adviser believes will benefit significantly from advances or improvements in technology, except for temporary or defensive purposes;

4. (Health Care Fund Only) Invest less than 65% of its assets (valued at time of investment) in securities of Health Care Companies (as that term is defined in the Prospectus), except for temporary or defensive purposes;

5. (All Funds) Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or
(b) have a value greater than 10% of the value of the outstanding securities of the issuer;

5. (All Funds) Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

6. (All Funds) Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

7. (All Funds)  Make margin purchases or short sales of securities;

8. (All Funds) Invest in companies for the purpose of management or the exercise of control;

9. (All Funds) Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements), or lend its portfolio securities.

10. (All Funds) Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

11. (All Funds) Invest in oil, gas or other mineral exploration or development programs, although the Growth Fund only may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

12. (All Funds) Purchase or sell real estate or real estate loans or real estate limited partnerships, although the Growth Fund only may invest in marketable securities of companies that invest in real estate or interests in real estate.

13. (All Funds)  Purchase warrants on securities.

14. (All Funds)  Issue senior securities.

15. (All Funds)  Invest in commodities, or futures and options on commodities.

Restrictions 1 through 15 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Funds have also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

No Fund may:

a. Invest more than 15% of its net assets in securities that are not readily marketable;
b. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization (in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds total net assets (valued at time of investment) in all investment company securities purchased by the Fund);
c. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;
d. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;


                            INVESTMENT ADVISER
Information on the Fund's investment adviser, Hughes Investment Advisors LLC, is set forth in the prospectus.

The adviser is a New Jersey Limited Liability Company. Charles J. Hughes is the President with a 51% interest in the company and his brother, Daniel J. Hughes has a 49% interest and is a member of the company. Although Mr. Hughes has extensive experience in managing personal investment portfolios for himself and his family, he does not have any previous experience in providing investment management services to any registered investment company.

The Advisory Agreement with each Fund provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreements expire on June 30, 2001, but may be continued from year to year so long as their continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                          DIRECTORS AND OFFICERS
The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Funds are managed by the Advisor subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position                  Principal Occupation For the
with Fund                                     Last Five Years

Charles J Hughes   Age 48 *                   Fund Adviser
741 Cox Road                                  President Hughes Trading LLC since
Moorestown NJ 08057                           February, 1996.  Pilot for
President, Treasurer & Director               American Airlines since 1988.
                                              BA Degree LaSalle University

Frank G Solecki    Age 52                     Director of Manufacturing PCD
48 Cove Road                                  Division of FMC Corporation, a
Moorestown NJ 08057                           Chemical manufacturing firm
Secretary and Director                        BS Degree Penn State University

Neal K Smith       Age 47                     Sales Engineer for Del-Val
144 Knotty Oak Dr.                            Equipment, Inc.,
Mount Laurel NJ 08054                         BS Degree Grove City College
Director

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The Company was organized as a Maryland Corporation on December 15, 1997. The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending June 30, 1999.

Name of Director   Compensation   Pension     Annual     Total Compensation
                   from Corp.     Benefits    Benefits   Paid to Director

Charles J Hughes       0             0           0            0
Frank G Solecki       $500           0           0          $500
Neal K Smith          $500           0           0          $500

                PRINCIPAL HOLDERS OF SECURITIES
Charles J. Hughes and Daniel J. Hughes intend to purchase 50% each of each Fund's outstanding shares. Accordingly, they will be deemed to then control each Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                         PERFORMANCE INFORMATION
From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where: P =a hypothetical initial investment of $1000 T = average annual total return n = number of years
                                 ERV = ending redeemable value of shares at the end of the period

Yield. The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                 PURCHASING AND REDEEMING SHARES
Purchases and redemptions are discussed in the prospectus.

Redemptions will be made at net asset value. Each Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading.

                       TAX INFORMATION

Taxation Of The Funds. The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Because of the investment strategies of the Funds, there can be no assurance that the Funds will qualify as regulated investment companies.

To qualify as a regulated investment company, the Funds must,among other things, derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If a Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation Of The Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Funds will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by a Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by a Fund are taxable to shareholders as dividends, not as capital gains.

                         PORTFOLIO TRANSACTIONS
The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when the Adviser believes a change is in order to achieve those objectives. Pursuant to the regulations prescribed by the commission, the portfolio turnover rate for the Funds are calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year. The Funds may hold some investments in short-term options and futures contracts which are excluded for purposes of computing portfolio turnover.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.


                         FUND SERVICE PROVIDERS

The Funds could not function without the services provided by certain companies. With the Board's permission, the Adviser and the Funds have entered into contracts with the following companies. All fees charged by these companies will be paid by the Adviser.

Custodian
UMB Bank, N.A., Kansas City, Missouri, holds the investments and other assets
that the Fund owns.   The Custodian is responsible for receiving and paying for
securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian, and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

Transfer, Dividend Disbursing And Accounting Services Agent
Mutual Shareholder Services provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Mutual Shareholder Services also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

Administration
Mutual Shareholder Services also acts as Administrator to the Fund pursuant to a written agreement with the Company and the Adviser, dated March 31, 1999. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Adviser shall pay mutual Shareholder Services an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                         PRINCIPAL UNDERWRITER.
The Fund has not yet retained a principal underwriter.

                        INDEPENDENT ACCOUNTANTS
DeAngelis & Higgins LLC, 39 North Main Street, Cranbury NJ 08512 has been selected as the independent accountants for the Fund. As such, DeAngelis & Higgins LLC performs audits of the Fund's financial statements.

                          FINANCIAL STATEMENTS

The Funds have no operating history and therefor have no reportable financial data.

                                     PART C

                                OTHER INFORMATION

Item 23.  Financial Statements and Exhibits

(a) Articles of Incorporation---(included in Pre-effective Amendment No. 1 filed on April 28, 1998)

(b) By-Laws---(included in Pre-effective Amendment No. 1 filed on April 28,
1998)

(c) Instruments defining rights of Shareholders---None, See Articles of Incorporation

(d) Investment Advisory Contracts---(included in Pre-effective Amendment No. 1 filed on April 28, 1998)

(e) Underwriting Contracts---  none

(f) Bonus or Profit Sharing Contracts---  None

(g) Custodian Agreement--- Attached

(h) Other Material Contracts---Transfer Agent Agreement, Fund Accounting Agreement and Operating Services Agreement---Attached

(i) Legal Opinion---  Attached

(j) Other opinions---  None

(k) Omitted Financial statements---  None

(l) Initial Capital Agreements---  Not Applicable

(m) Rule 12b-1 Plans---  NONE

(n) Financial Data Schedule--- *

*  To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control With Registrant
          See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 25.  Indemnification
          (a) General. The Articles of Amendment and Restatement of Charter (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.
               The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

          (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

               The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or
               (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable  cause  to  believe  that  the  act  or  omission  was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

          (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

          (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
          None

Item 27.  Principal Underwriter
          The Fund does not have a principal underwriter

Item 28.  Location of Accounts and Records
          The books and  records  of the Fund,  other  than the  accounting  and
          transfer  agency  (including   dividend   disbursing)   records,   are
          maintained by the Fund at 741 Cox Road, Moorestown NJ  08057;   the
          Fund's accounting and transfer agency records are maintained at Mutual Shareholder Services, 1301 East ninth Street, Suite 3600, Cleveland, OH 44114.


Item 29.  Management Services
          There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30.  Undertakings
          Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its
behalf  by  the  undersigned,   hereunto  duly  authorized  in  Moorestown, NJ
on the 15th day of April, 1999.



HUGHES FUNDS, INC.

                                        /s/ Charles J. Hughes.
                                   By:  ____________________________
                                        President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME                                    TITLE                DATE

/s/   Charles J. Hughes                 President &
________________________                Director        April 15, 1999
CHARLES J. HUGHES


/s/   Frank G. Solceki
________________________                Director        April 15, 1999
FRANK G. SOLECKI

/s/   Neal K. Smith
________________________                Director        April 16, 1999
NEAL K. SMITH


                               EXHIBITS


Custodian Agreement
Exhibit 23(g)

Transfer Agent, Fund Accounting and Operating Agreements
Exhibit 23(h)

Legal Opinion
Exhibit 23(i)